ARRANGEMENT AND ASSETS HELD FOR SALE (Tables)	12 Months Ended
Dec. 31, 2021
ARRANGEMENT AND ASSETS HELD FOR SALE (Tables)
Arrangement And Assets Held For Sale
	December 31, 2021
	NickelCo	VanadiumCo	Total
Current assets
Cash	$7,514,181	$411	$7,514,592
Prepaid expenses	-	2,172	2,172
Equipment	-	65,490	65,490
Mineral properties	16,452,656	16,017,567	32,470,223
	23,966,837	16,085,640	40,052,477

Current liabilities
Accounts payable and accrued liabilities	$284,383	$41,895	$326,278
Flying Nickel FT share liability	139,471	-	139,471
Flying Nickel subscription receipts, net	6,350,658	-	6,350,658
	6,774,512	41,895	6,816,407
Net assets	$17,192,325	$16,043,745	$33,236,070